Statement of Changes in Net Assets Available for Plan Benefits (Statement) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Participant	$ 365,970,591	$ 347,882,373
Employer	49,703,324	49,898,186
Total contributions	415,673,915	397,780,559
Investment income:
Net appreciation of investments	497,822,382	1,481,013,393
Dividends	137,127,713	131,772,113
Interest	14,320,562	12,143,077
Total investment income	649,270,657	1,624,928,583
Total additions	1,064,944,572	2,022,709,142
Deductions from net assets attributed to:
Benefits paid to participants	656,324,154	522,589,064
Fees paid by participants	2,394,892	2,479,303
Total deductions	658,719,046	525,068,367
Net increase	406,225,526	1,497,640,775
Net assets available for plan benefits, beginning of year	8,065,136,852	6,567,496,077
Net assets available for plan benefits, end of year	$ 8,471,362,378	$ 8,065,136,852